EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

	US Dollars
Figures in millions	2025	2024	2023
Salaries and wages (1)(2)	880	671	635
Social security costs (2)	56	50	56
Pension costs (3)	28	22	20
Share-based payment expense (Note 9)	40	28	15
Other (4)	24	25	26
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	1,028	796	752
(1) Salaries and wages includes executive directors’ and executive management’s salaries and other benefits and retrenchment costs.
(2) Social security costs, which were previously reported as part of salaries and wages, are now disclosed separately.
(3)Includes defined contribution pension costs (refer to Note 27).
(4) Includes current medical expenses and defined benefit post-retirement medical expenses (refer to Note 27).